IMPORTANT NOTICE REGARDING

CHANGE IN INVESTMENT POLICY AND FUND NAME

WisdomTree Trust

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

(the “Fund”)

Supplement dated August 21, 2025, to the

currently effective Summary Prospectus and Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”), each as supplemented

Effective on or about October 21, 2025 (the “Effective Date”), the Fund’s name will change to “WisdomTree Global ex-U.S. Quality Growth Fund” and the name of the Fund’s index will change to “WisdomTree Global ex-U.S. Quality Growth Index” (the “Index”). The Fund seeks to track the performance of the Index, before fees and expenses. The Fund’s investment objective will be revised to reflect the new names of the Fund and the Index. In addition, on the Effective Date, the Fund’s investment policy to invest at least 80% of its assets in certain types of securities (the “80% investment policy”) will be revised to reflect that the Fund expects to invest at least 80% of its assets in the constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents. These and other related changes are further described below.

I.       Revised Fund and Index Name

On the Effective Date, the names of the Fund and the Index will change as shown below.

Current Fund Name	New Fund Name
WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Quality Growth Fund

Current Index Name	New Index Name
WisdomTree Global ex-U.S. Quality Dividend Growth Index	WisdomTree Global ex-U.S. Quality Growth Index

Accordingly, on the Effective Date, all references in the Prospectuses to “WisdomTree Global ex-U.S. Quality Dividend Growth Fund” and “WisdomTree Global ex-U.S. Quality Dividend Growth Index” will be replaced with “WisdomTree Global ex-U.S. Quality Growth Fund” and “WisdomTree Global ex-U.S. Quality Growth Index,” respectively.

II.       Revised Investment Objective

On the Effective Date, under the heading “Investment Objective” in the Fund’s Fund Summary section of the Prospectuses, the Fund’s investment objective will be deleted in its entirety and replaced with the investment objective set forth below.

The WisdomTree Global ex-U.S. Quality Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Growth Index (the “Index”).

III.       Revised 80% Investment Policy

On the Effective Date, the Fund’s 80% investment policy will be revised as shown below and incorporated into the Fund’s discussion of its principal investment strategies as shown below in Section IV.

The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

IV.       Revised Principal Investment Strategies

On the Effective Date, the description of the Fund’s principal investment strategies under the heading “Principal Investment Strategies of the Fund” in the Fund’s Fund Summary section of the Prospectuses will be deleted in its entirety and replaced with the description below.

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

The Index is a modified market-capitalization weighted index that is composed of 200 global ex-U.S. large-capitalization and mid-capitalization companies with the highest composite scores based on two fundamental factors, growth and quality, which are equally weighted. Half of the constituent securities (i.e., 100 constituent securities) will be selected from International Developed regions and the other half from Emerging Markets regions based on these factors. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree Quality Growth Index Committee.

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the Index screening date: (i) be monitored by the Index’s third-party index calculation agent; (ii) conduct their Primary Business Activities and list their shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Brazil, Canada, Chile, China (including Hong Kong-listed shares, A-shares with specific inclusion criteria), Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, Netherlands, Norway, Philippines, Poland, Portugal, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, and the United Kingdom; (iii) have a market capitalization of at least $100 million; and (iv) have a median daily dollar trading volume of at least $1 million for each of the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

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The Index is reconstituted and rebalanced semi-annually. At the time of each semi-annual rebalance, the weight of the securities of any individual company is capped at 7.5%.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a particular sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of August 15, 2025, the Index, and therefore the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology and Consumer Discretionary Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of August 15, 2025, the equity securities of companies that conduct their Primary Business Activities in Europe comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

V.       Revised Principal Risks

On the Effective Date, “Dividend Paying Securities Risk,” “Investments in Taiwan,” and “Industrials Sector Risk” under the heading “Principal Risks of Investing in the Fund” in the Fund’s Fund Summary section of the Prospectuses, will be deleted in their entirety.

Furthermore, on the Effective Date, the “Consumer Discretionary Sector Risk” below will be added as a principal risk of investing in the Fund under the heading “Principal Risks of Investing in the Fund” in the Fund’s Fund Summary section of the Prospectuses.

▪	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

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The changes described above are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

WIS-SP-DNL-0825

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IMPORTANT NOTICE REGARDING

CHANGE IN INVESTMENT POLICY AND FUND NAME

WisdomTree Trust

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

(the “Fund”)

Supplement dated August 21, 2025, to the

currently effective Statement of Additional Information (the “SAI”), as supplemented

Effective on or about October 21, 2025 (the “Effective Date”), the Fund’s name will change to “WisdomTree Global ex-U.S. Quality Growth Fund” and the name of the Fund’s index, whose performance, before fees and expenses, the Fund seeks to track, will change to “WisdomTree Global ex-U.S. Quality Growth Index” (the “Index”). The Fund’s investment objective will be revised to reflect the new names of the Fund and the Index. In addition, on the Effective Date, the Fund’s investment policy to invest at least 80% of its assets in certain types of securities (the “80% investment policy”) will be revised to reflect that the Fund expects to invest at least 80% of its assets in the constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents. These and other related changes are further described below.

I. New Fund and Index Name

On the Effective Date, all references in the SAI to “WisdomTree Global ex-U.S. Quality Dividend Growth Fund” and “WisdomTree Global ex-U.S. Quality Dividend Growth Index” will be deleted and replaced with “WisdomTree Global ex-U.S. Quality Growth Fund” and “WisdomTree Global ex-U.S. Quality Growth Index,” respectively.

II. New 80% Investment Policy

On the Effective Date, the paragraph below will be added under the headings “INVESTMENT LIMITATIONS - Non-Fundamental Policies.”

The WisdomTree Global ex-U.S. Quality Growth Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

WIS-SAI-DNL-0825